Convertible Debentures and Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Debentures and Notes Payable
6. Convertible Debentures and Notes Payable

3. Convertible Debentures and Notes Payable

On May 17, 2019, the Company entered into a Convertible Promissory Note (“Promissory Note”) with Crown Bridge Partners, LLC (the “Holder”) for a total principal amount of up to $150,000 with cash proceeds of up to $124,500, resulting in an original issue discount of up to $25,500. The Promissory Note bears interest at 7% per annum (with the understanding that the first 12 months of interest of each tranche will be guaranteed). The maturity date is 18 months from the effective date of each payment.

The Conversion Price, as defined in the agreement, is the lesser of (i) the lowest Trading Price (as defined below) during the previous 25 trading day period ending on the latest complete trading day prior to the date of this Promissory Note or (ii) the Variable Conversion Price (as defined below). The Variable Conversion Price means the lowest one Trading Price (as defined below) for the common stock during the 25 Trading Day period ending on the last complete Trading Day prior to the Conversion Date. Trading Price means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price. Based on the Company’s examination of the conversion feature and the relative accounting guidance, the Company has determined that the conversion feature should be treated as a derivative liability for accounting purposes.

Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025, then an additional $10,000 will be automatically added to the principal balance of each tranche funded under the Note. During the quarter ended June 30, 2019, $10,000 was added to the principal balance for the first tranche.

In connection with the Promissory Note, the Company also entered into a Securities Purchase Agreement with the Holder which states that the Company will also issue to the Holder a warrant to purchase an amount of shares of its common stock equal to 50% of the face value of each respective tranche divided by $0.10 (for illustrative purposes, the first tranche face value is equal to $50,000, which resulted in the issuance of a warrant to purchase 250,000 shares of the Company’s common stock).

Per the terms of the Common Stock Purchase Warrant agreement, on May 17, 2019, the Company issued a warrant to purchase 250,000 shares of common stock with an Exercise Price of $0.10 subject to adjustment (standard anti-dilution features). The agreement contains a down-round provision that automatically resets the exercise price of the warrant to a new exercise price that is equal to the per share price of common stock subsequently issued (including conversions of debt and preferred stock). Upon the lowing of the exercise price, the number of warrants will be increased such that the total proceeds upon exercise is the same amount (see Note 7). If the Market Price of one shares of common stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to cashless exercise, in lieu of cash exercise, per a defined formula in the agreement.

On June 19, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $142,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $122,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On July 10, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $61,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $42,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On November 2, 2020, the Company received $146,500 in net cash proceeds from a note holder under an Inventory Financing Promissory Note. The related principal amount due for the convertible debt instrument was $168,000. The note bears interest at 12% per annum and matures on May 2, 2022. Principal and accrued interest are convertible into common stock at a variable conversion price, which is 80% of the average two lowest traded prices for common stock during a 10-day trading period prior to conversion. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $99,000 and recorded a related derivative liability for that amount. The Company also issued 2,000,000 shares of common stock to the note holder as additional compensation. The value of the shares, $14,800. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling approximately $135,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On December 13, 2021, the Company received $50,000 in net cash proceeds from a note holder under a short-term bridge note. The total amount to be repaid under the note is $77,000. The note matures on May 30, 2022. The Company is required to make 24 weekly payments of $3,208. As of December 31, 2021, the balance on the note was $51,713.

On May 4, 2020, the Company entered into a Paycheck Protection Program (“PPP”) Loan with a principal amount of $59,949 through a financial institution under the PPP administered by the SBA and established as part of the CARES Act. The PPP Loan bears interest at 1.0% per annum and matures on May 4, 2022 with the first six months of interest and principal payments deferred. The amount borrowed under the PPP Loan is guaranteed by the U.S. Small Business Administration (“SBA”) and is eligible for forgiveness in an amount equal to the sum of the eligible costs, including payroll, benefits, rent and utilities, incurred by the Company during the 24-week period beginning on the date the Company received the proceeds. The PPP Loan contains customary events of default, and the occurrence of an event of default may result in a claim for the immediate repayment of all amounts outstanding under the PPP Loan. As of March 31, 2022, the balance of the PPP Loan, including accrued interest was $61,248.

On July 7, 2020, the Company entered into a secured disaster loan with the SBA with a principal amount of $150,000. The SBA loan bears interest at 3.75% per annum and matures in July 2050. The Company is required to make monthly principal and interest payments of $731 beginning in July 2021. As of March 31, 2022, the balance on the SBA loan, including interest was $161,251.

As of March 31, 2022 long-term debt matures as follows

Year Ending	Notes Payable	Convertible Notes	Total
2022 (months remaining)	$208,431	$124,074	$332,505
2023	85,660	-	85,660
2024	3,454	-	3,454
2025	3,586	-	3,586
2026	3,718	-	3,718
Thereafter	140,874	-	140,874

	$445,723	$124,074	$569,797

6. Convertible Debentures and Notes Payable

On May 17, 2019, the Company entered into a Convertible Promissory Note (“Promissory Note”) with Crown Bridge Partners, LLC (the “Holder”). The Promissory Note bears interest at 7% per annum (with the understanding that the first 12 months of interest of each tranche will be guaranteed). The maturity date is 18 months from the effective date of each payment.

The Conversion Price, as defined in the agreement, is the lesser of (i) the lowest Trading Price (as defined below) during the previous 25 trading day period ending on the latest complete trading day prior to the date of this Promissory Note or (ii) the Variable Conversion Price (as defined below). The Variable Conversion Price means the lowest one Trading Price (as defined below) for the common stock during the 25 Trading Day period ending on the last complete Trading Day prior to the Conversion Date. Trading Price means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price. Based on the Company’s examination of the conversion feature and the relative accounting guidance, the Company has determined that the conversion feature should be treated as a derivative liability for accounting purposes.

Additionally, if at any time while the Promissory Note is outstanding, the Conversion Price is equal to or lower than $0.025, then an additional $10,000 will be automatically added to the principal balance of each tranche funded under the Note.

In connection with the Promissory Note, the Company also entered into a Securities Purchase Agreement with the Holder which states that the Company will also issue to the Holder a warrant to purchase an amount of shares of its common stock equal to 50% of the face value of each respective tranche divided by $0.10.

Per the terms of the Common Stock Purchase Warrant agreement, on May 17, 2019, the Company issued a warrant to purchase 250,000 shares of common stock with an Exercise Price of $0.10 subject to adjustment (standard anti-dilution features). The agreement contains a down-round provision that automatically resets the exercise price of the warrant to a new exercise price that is equal to the per share price of common stock subsequently issued (including conversions of debt and preferred stock). Upon the lowing of the exercise price, the number of warrants will be increased such that the total proceeds upon exercise is the same amount (see Note 7). If the Market Price of one shares of common stock is greater than the Exercise Price, the Holder may elect to receive Warrant Shares pursuant to cashless exercise, in lieu of cash exercise, per a defined formula in the agreement.

On June 19, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000 and the note matures on December 19, 2021. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $142,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $122,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On July 10, 2020, the Company received $19,250 in net cash proceeds from a note holder under the same terms as the Promissory Note. The related principal amount due for the convertible debt instrument was $25,000 and the note matures on January 10, 2022. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $61,000 and recorded a related derivative liability for that amount and a charge to interest expense of approximately $42,000. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling $25,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On November 2, 2020, the Company received $146,500 in net cash proceeds from a note holder under an Inventory Financing Promissory Note. The related principal amount due for the convertible debt instrument was $168,000. The note bears interest at 12% per annum and matures on May 2, 2022. Principal and accrued interest are convertible into common stock at a variable conversion price, which is 80% of the average two lowest traded prices for common stock during a 10-day trading period prior to conversion. Using the Binomial Lattice Model, the Company computed the estimated fair value of the embedded conversion feature to be approximately $99,000 and recorded a related derivative liability for that amount. The Company also issued 2,000,000 shares of common stock to the note holder as additional compensation. The value of the shares, $14,800. Related to the derivative liability, the shares issued, the bonus interest, and the direct financing costs, the Company recorded a debt discount totaling approximately $135,000 for the note, which is being amortized to interest expense over the term of the note using the effective interest method.

On December 13, 2021, the Company received $50,000 in net cash proceeds from a note holder under a short-term bridge note. The total amount to be repaid under the note is $77,000. The note matures on May 30, 2022. The Company is required to make 24 weekly payments of $3,208. As of December 31, 2021, the balance on the note was $51,713.

During the year ended December 31, 2021, the holders of the convertible notes converted a total of $9,616 of principal, interest and fees for a total of 1,780,825 shares of common stock. Related to these conversions during the year ended December 31, 2021, the Company recorded a reduction of the associated derivative liability for the conversion features of $9,013 and a reduction of the debt discount of $0 as components of the loss on settlement of debt. During the year ended December 31, 2021, the Company recorded $134,014 of interest expense related to the amortization of the debt discounts.

On May 4, 2020, the Company entered into a Paycheck Protection Program (“PPP”) Loan with a principal amount of $59,949 through a financial institution under the PPP administered by the SBA and established as part of the CARES Act. The PPP Loan bears interest at 1.0% per annum and matures on May 4, 2022 with the first six months of interest and principal payments deferred. The amount borrowed under the PPP Loan is guaranteed by the U.S. Small Business Administration (“SBA”) and is eligible for forgiveness in an amount equal to the sum of the eligible costs, including payroll, benefits, rent and utilities, incurred by the Company during the 24-week period beginning on the date the Company received the proceeds. The PPP Loan contains customary events of default, and the occurrence of an event of default may result in a claim for the immediate repayment of all amounts outstanding under the PPP Loan. As of December 31, 2021, the balance of the PPP Loan, including accrued interest was $60,948.

On July 7, 2020, the Company entered into a secured disaster loan with the SBA with a principal amount of $150,000. The SBA loan bears interest at 3.75% per annum and matures in July 2050. The Company is required to make monthly principal and interest payments of $731 beginning in July 2021. As of December 31, 2021, the balance on the SBA loan, including interest was 158,438.

As of December 31, 2021 long-term debt matures as follows:

Year Ending	Notes Payable	Convertible Notes	Total
2022	$118,953	$119,650	$238,603
2023	3,327	-	3,327
2024	3,454	-	3,454
2025	3,586	-	3,586
2026	3,718	-	3,718
Thereafter	138,061	-	138,061

	$271,099	$119,650	$390,749